New standards and interpretations - Vasta Platform (Successor) (Tables) - Vasta Platform (Successor)	12 Months Ended
Dec. 31, 2019
New standards and interpretations
Schedule of opening balance adjustments in financial position for adoption of new accounting standard
	December 31, 2018	Opening Balance adjustments	January 1, 2019
Non-current assets
Property, plant and equipment	58,306	150,311	208,617
Deferred Income Tax and Social Contribution	—	3,278	3,278
	58,306	153,589	211,895
Current liabilities
Lease Liabilities	—	13,274	13,274
Non-current liabilities
Lease Liabilities	—	140,598	140,598
	—	153,872	153,872
Parent’s net investment	3,268,501	(283)	3,268,218

Schedule of accounting impacts of adoption of new accounting standard on statement of profit or loss and other comprehensive income
December 31, 2019
Depreciation	19,560
Financial Expenses	(16,312)
Deferred income tax and social contribution	(2,167)

Schedule of changes in operating lease commitments [Table Text Block]
Operating lease commitments as at December 31, 2018, according to IAS 17	239,144
Extension option reasonably certain to be exercised	43,096
Short-term leases exeptions	(4,317)
Discounted using the incremental borrowing rate at January 1, 2019	(124,051)
153,872